EARNINGS PER SHARE (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Outstanding options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,339,769	2,844,751